CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		51 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Cash Flows from Operating Activities:
Net loss for the period	$ (2,813,613)	$ (3,207,097)	$ (73,524,647)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	0	135,246	6,100,368
Depreciation	2,817	5,158	242,279
Gain on settlement of debt	0	0	(8,090,739)
Gain on sale of equipment	0	0	(1,978,105)
Gain on sale of subsidiaries	0	0	(474,577)
Write-down of machinery and equipment	0	0	4,471,921
Amortization of premium on marketable debt securities	0	0	175,020
Accretion of convertible notes	1,179,893	916,282	8,101,413
Securities received in settlement of litigation	0	0	(101,482)
Net gain (loss) on sale of marketable securities	0	0	(1,017,653)
Impairment of marketable securities	0	0	612,223
Shares issued for compensation	0	5,827	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(80,767)	(284,522)	233,298
Net increase (decrease) in accounts payable and accrued expenses	277,394	344,166	(2,797,624)
Net cash used in operating activities	(1,434,276)	(2,084,940)	(63,886,089)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	0	12,847,644
Purchase of marketable securities	0	0	(1,726,718)
Purchase of property, plant and equipment	0	0	(9,834,593)
Proceeds from sales of equipment	0	0	25,650,121
Decrease in restricted cash	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)
Net cash provided by investing activities	0	0	34,996,576
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	68,250	103,519	5,909,813
Restructure fees	0	0	(2,585,119)
Settlement of convertible notes	0	0	(33,788,183)
Net cash provided by (used in) financing activities	68,250	103,519	(30,463,489)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,366,026)	(1,981,421)	(59,353,002)
Cash and cash equivalents - beginning of period	2,975,837	8,347,518	60,962,813
Cash and cash equivalents - end of period	$ 1,609,811	$ 6,366,097	$ 1,609,811